Collateralized transactions - Fair Value of Securities Received as Collateral Available to Sell or Repledge (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Collateralized transactions
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥ 40,714	¥ 45,397
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	¥ 34,172	¥ 39,165